UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

 ===============================================

      SEMIANNUAL REPORT
      USAA VIRGINIA MONEY MARKET FUND
      SEPTEMBER 30, 2013

 ===============================================

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

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PRESIDENT'S MESSAGE

"BECAUSE OF THE INVERSE RELATIONSHIP BETWEEN
BOND PRICES AND YIELDS, LOWER PRICES MEAN
INVESTORS MAY HAVE THE OPPORTUNITY TO              [PHOTO OF DANIEL S. MCNAMARA]
REINVEST AT HIGHER RATES AND POTENTIALLY
EARN MORE ON ANY NEW INVESTMENTS."

--------------------------------------------------------------------------------

SEPTEMBER 2013

Would it or wouldn't it? Would the U.S. Federal Reserve (the Fed) begin to reduce its bond-buying programs? Or would it continue purchasing bonds at the same pace? And if the Fed decided to taper, when would the reductions begin and how much would they be? The guessing game, which got underway in June after remarks by Fed Chairman Ben Bernanke, continued through the end of the reporting period. As I've discussed in the past, the Fed is supporting the economy by purchasing approximately $85 billion in mortgage-backed securities and long-term U.S. Treasury securities every month. (This is commonly known as "quantitative easing" or "QE"). In response to QE, long-term interest rates have fallen and the stock and bond markets have rallied.

Most people acknowledge that QE can't go on forever, but the idea the Fed would restrain a still fragile economy gave the markets pause. Interest rates rose sharply (bond prices, which move in the opposite direction, declined). By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In response, interest rates trended down slightly as the markets began to price in the risks of a fiscal impasse in Washington, D.C.

During the reporting period, our USAA tax-exempt portfolios appeared to benefit from our bench of independent credit analysts. Because of their diligence, many of our mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo and Orange County, California. While headline events like these are likely to occur (unfunded pensions remain a long-term concern of ours), overall municipal credit quality appears to

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

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remain solid. We continue to expect the default rate among municipal issuers to remain extremely low. Meanwhile, our USAA tax-exempt money market funds are yielding almost zero at the present time.

For fixed-income investors, the prospect of gradually rising interest rates remains a mixed blessing. Higher rates mean a decrease in principal value. However, because of the inverse relationship between bond prices and yields, lower prices mean investors may have the opportunity to reinvest at higher rates and potentially earn more on any new investments. Furthermore, fixed-income investing is not an all or none scenario, and bonds continue to have a place in a diversified portfolio. Lastly, people often forget the bond market is not one market but is actually a market of many different types of bonds. While investors tend to focus on U.S. Treasuries, there are other segments of the bond market and they have performed differently (some better, some worse) during the reporting period. Investors should take a diversified approach to their fixed-income holdings.

If you think you might be over-allocated to fixed-income securities, you want to reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Shareholders should always remain disciplined and follow an investment plan based on their objectives, risk tolerance and time horizon. If you have questions or would like assistance, USAA advisors stand ready to help you, free of charge.

In closing, I want to acknowledge the challenges that many people faced as a result of the federal government shutdown. We are glad the impasse has been temporarily resolved as of the time of this message. Rest assured, we will continue to monitor events in Washington, D.C. and any other factors that may affect your investments.

Thank you for your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         14

   Financial Statements                                                      15

   Notes to Financial Statements                                             18

EXPENSE EXAMPLE                                                              26

ADVISORY AGREEMENT                                                           28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE VIRGINIA MONEY MARKET FUND (THE FUND) PROVIDES VIRGINIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests primarily in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

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o  HOW DID THE USAA VIRGINIA MONEY MARKET FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   Yields on tax-exempt money market instruments stayed near all-time lows. During the reporting period, the Fund had a return of 0.01%, compared to an average return of 0.0% for the state-specific tax-exempt money market funds category, according to iMoneyNet, Inc.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   Long-term interest rates increased during the reporting period on speculation that the U.S. Federal Reserve (the Fed) might start scaling back its quantitative easing measures sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. By August, it was widely believed the Fed would announce a reduction in its asset purchases after its September policy meeting. Instead, the Fed announced it would make no changes to its bond-buying programs and long-term interest rates drifted down slightly.

   Short-term interest rates were anchored near zero throughout the reporting period. The Fed says it does not plan to raise short-term rates until unemployment falls below 6.5% and inflation rises above 2.0%. Though the U.S. economy has continued to grow slowly,

   Refer to page 6 for benchmark definition.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

   employment gains have been modest and inflation has remained benign.

   Because of exceptionally low short-term rates, money market funds continued to provide very low absolute yields. Nevertheless, investors continued to favor them for the safety and liquidity they provide. As a result, short-term tax-exempt securities, especially municipal variable rate demand notes (VRDNs), remained in short supply. During the reporting period, the SIFMA Municipal Swap Index, the index of seven-day VRDNs, remained in a narrow range, starting the reporting period at 0.12%, dropping as low as 0.05% on July 3, 2013, and rising to 0.07% at the end of the reporting period.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   Because of the low interest rate environment, we continued to focus our purchases on VRDNs. The VRDNs owned by the Fund offer flexibility because we can sell them at par value (100% of face value) upon seven days' or less notice. In addition to providing liquidity, they offer a degree of safety. Many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

   To enhance the portfolio's yield, we sought to invest in securities with longer maturities. However, with short-term rates at historic lows, there were very few attractive opportunities. Our team of credit analysts helped us identify potential investments for the Fund. These experienced professionals also continued to analyze and monitor every holding in the portfolio.

o  WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

   Given its proximity to Washington, D.C. and its dependency on federal government-related jobs, Virginia's economy is vulnerable to federal spending cuts. However, at the end of the reporting period, its economy

   The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database.
   o Variable-rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   was stronger than those of most states. The commonwealth has been proactive in cutting expenditures to maintain overall balance and has been rebuilding financial reserves. Virginia boasts a strong history of prudent fiscal management which continues to aid the commonwealth in maintaining budgetary strength amidst uncertainty caused by the federal government shutdown and the impact of sequestration earlier in the year. It continues to be one of the few states rated AAA by all three rating agencies, further evidencing its strong financial position and proactive management. Virginia is characterized by a wealthy and broad-based economy, lower than average debt ratios and adequate financial reserves.

o  WHAT IS THE OUTLOOK?

   We expect the U.S. economy to continue its "muddle through" recovery with slow growth and low inflation in the near term. According to consensus estimates, the 2013 gross domestic product growth may remain below long-term averages. The Fed's decision not to taper its asset purchase programs demonstrates that U.S. central bankers remain concerned about the strength of economic growth and the level of unemployment. Indeed, Fed Chairman Ben Bernanke pointed to both issues in the press conference that followed the Fed's September meeting. At the end of the reporting period, tax-exempt investors seemed less worried about higher interest rates and more concerned about tight municipal supply and the U.S. government's fiscal challenges.

   Meanwhile, the Fed is likely to keep short-term rates low for the foreseeable future. As a result, shareholders can expect to see little change in the Fund's yield. Once the Fed does begin raising rates, we will look for opportunities to invest at higher yields. In the interim, we will continue to focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the Fund. As always, we will avoid issues subject to the alternative minimum tax for individuals.

   We appreciate your continued investment in the Fund.

   Investing in securities products involves risk, including possible loss of principal.

   Some income may be subject to state or local taxes but not the alternative minimum tax.

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4  | USAA VIRGINIA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA VIRGINIA MONEY MARKET FUND (Ticker Symbol: UVAXX)

--------------------------------------------------------------------------------
                                          9/30/13                    3/31/13
--------------------------------------------------------------------------------
Net Assets                             $182.9 Million             $177.3 Million
Net Asset Value Per Share                  $1.00                      $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                      6 Days                     6 Days

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
3/31/13-9/30/13*             1 Year              5 Years              10 Years

     0.01%                    0.02%               0.17%                 1.15%


--------------------------------------------------------------------------------
                            7-DAY YIELD AS OF 9/30/13
--------------------------------------------------------------------------------

   Unsubsidized    -0.55%                                Subsidized    0.01%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 3/31/13**
--------------------------------------------------------------------------------

                                      0.64%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                iMONEYNET                       USAA VIRGINIA
                                 AVERAGE                      MONEY MARKET FUND
 9/24/2012                         0.01%                             0.01%
10/29/2012                         0.01                              0.01
11/26/2012                         0.01                              0.01
12/31/2012                         0.01                              0.01
 1/28/2013                         0.01                              0.01
 2/25/2013                         0.01                              0.01
 3/25/2013                         0.01                              0.01
 4/29/2013                         0.01                              0.01
 5/28/2013                         0.01                              0.01
 6/24/2013                         0.01                              0.01
 7/29/2013                         0.01                              0.01
 8/26/2013                         0.01                              0.01
 9/30/2013                         0.01                              0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/30/13.

The graph tracks the USAA Virginia Money Market Fund's seven-day yield against iMoneyNet, Inc. all state-specific retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

                              o TOP 10 INDUSTRIES o
                                  AS OF 9/30/13
                                (% of Net Assets)

Education ..............................................................  22.7%
Airport/Port ...........................................................  18.8%
Hospital ...............................................................  17.9%
Health Miscellaneous ...................................................   9.1%
Miscellaneous ..........................................................   8.0%
Nursing/CCRC ...........................................................   6.7%
Special Assessment/Tax/Fee .............................................   4.5%
Water/Sewer Utility ....................................................   4.4%
Multifamily Housing ....................................................   2.7%
Community Service ......................................................   2.3%

You will find a complete list of securities that the Fund owns on pages 12-13.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                          o PORTFOLIO MIX -- 9/30/13 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                97.7%
FIXED-RATE INSTRUMENTS                                                     3.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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8  | USAA VIRGINIA MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                            USAA VIRGINIA MONEY
                                                                MARKET FUND
09/30/03                                                         $10,000.00
10/31/03                                                          10,004.70
11/30/03                                                          10,009.30
12/31/03                                                          10,014.51
01/31/04                                                          10,018.86
02/29/04                                                          10,022.73
03/31/04                                                          10,026.83
04/30/04                                                          10,031.84
05/31/04                                                          10,036.38
06/30/04                                                          10,041.21
07/31/04                                                          10,046.27
08/31/04                                                          10,052.05
09/30/04                                                          10,059.54
10/31/04                                                          10,069.41
11/30/04                                                          10,079.05
12/31/04                                                          10,090.08
01/31/05                                                          10,100.40
02/28/05                                                          10,111.69
03/31/05                                                          10,125.02
04/30/05                                                          10,141.94
05/31/05                                                          10,161.43
06/30/05                                                          10,177.62
07/31/05                                                          10,193.35
08/31/05                                                          10,210.39
09/30/05                                                          10,229.05
10/31/05                                                          10,246.78
11/30/05                                                          10,266.99
12/31/05                                                          10,291.27
01/31/06                                                          10,311.90
02/28/06                                                          10,333.17
03/31/06                                                          10,357.96
04/30/06                                                          10,381.15
05/31/06                                                          10,407.45
06/30/06                                                          10,435.95
07/31/06                                                          10,461.31
08/31/06                                                          10,488.18
09/30/06                                                          10,515.11
10/31/06                                                          10,540.97
11/30/06                                                          10,567.36
12/31/06                                                          10,597.13
01/31/07                                                          10,622.85
02/28/07                                                          10,648.13
03/31/07                                                          10,676.62
04/30/07                                                          10,703.99
05/31/07                                                          10,734.46
06/30/07                                                          10,763.98
07/31/07                                                          10,791.67
08/31/07                                                          10,824.11
09/30/07                                                          10,850.82
10/31/07                                                          10,879.47
11/30/07                                                          10,908.62
12/31/07                                                          10,935.49
01/31/08                                                          10,959.89
02/29/08                                                          10,979.58
03/31/08                                                          11,002.73
04/30/08                                                          11,021.15
05/31/08                                                          11,040.88
06/30/08                                                          11,055.43
07/31/08                                                          11,069.32
08/31/08                                                          11,084.97
09/30/08                                                          11,113.59
10/31/08                                                          11,146.14
11/30/08                                                          11,156.16
12/31/08                                                          11,168.41
01/31/09                                                          11,171.95
02/28/09                                                          11,175.65
03/31/09                                                          11,179.85
04/30/09                                                          11,183.65
05/31/09                                                          11,188.98
06/30/09                                                          11,193.40
07/31/09                                                          11,197.47
08/31/09                                                          11,200.52
09/30/09                                                          11,201.83
10/31/09                                                          11,202.11
11/30/09                                                          11,202.18
12/31/09                                                          11,204.08
01/31/10                                                          11,204.16
02/28/10                                                          11,204.25
03/31/10                                                          11,204.35
04/30/10                                                          11,204.44
05/31/10                                                          11,204.53
06/30/10                                                          11,204.63
07/31/10                                                          11,204.72
08/31/10                                                          11,204.82
09/30/10                                                          11,204.91
10/31/10                                                          11,205.00
11/30/10                                                          11,205.09
12/31/10                                                          11,205.42
01/31/11                                                          11,205.51
02/28/11                                                          11,205.59
03/31/11                                                          11,205.69
04/30/11                                                          11,205.78
05/31/11                                                          11,205.87
06/30/11                                                          11,205.96
07/31/11                                                          11,206.06
08/31/11                                                          11,206.15
09/30/11                                                          11,206.25
10/31/11                                                          11,206.34
11/30/11                                                          11,206.43
12/31/11                                                          11,206.53
01/31/12                                                          11,207.79
02/29/12                                                          11,207.88
03/31/12                                                          11,207.98
04/30/12                                                          11,208.07
05/31/12                                                          11,208.16
06/30/12                                                          11,208.26
07/31/12                                                          11,208.35
08/31/12                                                          11,208.46
09/30/12                                                          11,208.54
10/31/12                                                          11,208.63
11/30/12                                                          11,208.73
12/31/12                                                          11,209.49
01/31/13                                                          11,209.59
02/28/13                                                          11,209.67
03/31/13                                                          11,209.77
04/30/13                                                          11,209.86
05/31/13                                                          11,209.96
06/30/13                                                          11,210.05
07/31/13                                                          11,210.14
08/31/13                                                          11,210.24
09/30/13                                                          11,210.33

                                   [END CHART]

                       Data from 9/30/03 through 9/30/13.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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                                                        INVESTMENT OVERVIEW |  9

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PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)
--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The USAA Virginia Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also

================================================================================

10  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

    attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from on of the the following: JPMorgan Chase Bank, N.A., or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA    Economic Development Authority
    IDA    Industrial Development Authority/Agency

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON         FINAL         VALUE
(000)        SECURITY                                               RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (97.7%)

             VIRGINIA (88.1%)
  $ 2,705    Alexandria IDA (LOC - Bank of America, N.A.)            0.11%      7/01/2026    $  2,705
    9,705    Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.08      10/01/2030       9,705
    4,400    Alexandria IDA (LOC - Wells Fargo Bank, N.A.)           0.07      10/01/2035       4,400
    5,000    Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.08      10/01/2035       5,000
    2,660    Alexandria IDA (LOC - SunTrust Bank)                    0.30       8/01/2036       2,660
    8,470    Capital Region Airport Commission (LOC - Wells
               Fargo Bank, N.A.)                                     0.07       6/01/2035       8,470
    1,400    Fairfax County EDA (LOC - SunTrust Bank)                0.30       6/01/2037       1,400
   17,100    Fairfax County IDA                                      0.07       5/15/2035      17,100
    2,730    Fauquier County IDA (LOC - PNC Bank, N.A.)              0.07       4/01/2038       2,730
    8,000    Hampton Roads Sanitation District                       0.05      11/01/2041       8,000
    7,000    Hanover County EDA (LOC - U.S. Bank, N.A.)              0.07      11/01/2025       7,000
    5,300    Harrisonburg IDA (LOC - Branch Banking & Trust Co.)     0.08       4/01/2036       5,300
    8,820    Lexington IDA                                           0.07       1/01/2035       8,820
   16,700    Loudoun County IDA                                      0.06       2/15/2038      16,700
    3,905    Loudoun County IDA (LOC - PNC Bank, N.A.)               0.07       3/01/2038       3,905
    2,775    Newport News IDA (LOC - Wells Fargo Bank, N.A.)         0.07       8/01/2036       2,775
    5,010    Norfolk Redevelopment and Housing Auth.
               (LOC - Bank of America, N.A.)                         0.16       7/01/2034       5,010
    8,420    Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)           0.05       7/01/2016       8,420
    2,640    Roanoke County EDA (LOC - Branch Banking &
               Trust Co.)                                            0.12      10/01/2028       2,640
    8,500    Small Business Financing Auth.
               (LOC - PNC Bank, N.A.)                                0.06       7/01/2042       8,500
    2,495    Stafford County EDA (LIQ)(a)                            0.15      10/01/2015       2,495
    6,820    Stafford County IDA (LOC - Bank of America, N.A.)       0.09       8/01/2028       6,820
    1,465    Stafford County IDA (LOC - U.S. Bank, N.A.)             0.09       5/01/2049       1,465
    6,825    State College Building Auth. (LIQ)(a)                   0.08       2/01/2021       6,825
    8,345    State College Building Auth. (LIQ)(a)                   0.09       9/01/2028       8,345
    2,000    Univ. of Virginia (LIQ)(a)                              0.07       6/01/2032       2,000
    2,000    Virginia Beach (LIQ)(a)                                 0.08      10/01/2015       2,000
                                                                                             --------
                                                                                              161,190
                                                                                             --------
             DISTRICT OF COLUMBIA (9.6%)
   17,500    Metropolitan Washington Airports Auth.
               (LOC - TD Bank, N.A.)                                 0.08      10/01/2039      17,500
                                                                                             --------
             Total Variable-Rate Demand Notes (cost: $178,690)                                178,690
                                                                                             --------

================================================================================

12  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                      MARKET
AMOUNT                                                             COUPON         FINAL         VALUE
(000)        SECURITY                                               RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (3.4%)

             VIRGINIA (3.4%)
  $ 6,200    Univ. of Virginia (cost: $6,200)                        0.11%     10/03/2013    $  6,200
                                                                                             --------

             TOTAL INVESTMENTS (COST: $184,890)                                              $184,890
                                                                                             ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT      SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE     UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS              INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                     $-            $178,690               $-     $178,690
Fixed-Rate Instruments                          -               6,200                -        6,200
---------------------------------------------------------------------------------------------------
Total                                          $-            $184,890               $-     $184,890
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at September 30, 2013, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

14  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $184,890
   Cash                                                                         88
   Receivables:
      Capital shares sold                                                      309
      USAA Asset Management Company (Note 4D)                                   11
      Interest                                                                  15
                                                                          --------
         Total assets                                                      185,313
                                                                          --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                2,322
      Dividends on capital shares                                                3
   Accrued management fees                                                      49
   Accrued transfer agent's fees                                                15
   Other accrued expenses and payables                                          20
                                                                          --------
         Total liabilities                                                   2,409
                                                                          --------
            Net assets applicable to capital shares outstanding           $182,904
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $182,821
   Overdistribution of net investment income                                    (4)
   Accumulated net realized gain on investments                                 87
                                                                          --------
            Net assets applicable to capital shares outstanding           $182,904
                                                                          ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                         182,821
                                                                          ========
   Net asset value, redemption price, and offering price per share        $   1.00
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                        $ 105
                                                                          -----
EXPENSES
   Management fees                                                          289
   Administration and servicing fees                                         91
   Transfer agent's fees                                                    116
   Custody and accounting fees                                               31
   Postage                                                                    2
   Shareholder reporting fees                                                 6
   Trustees' fees                                                             6
   Professional fees                                                         34
   Other                                                                      4
                                                                          -----
         Total expenses                                                     579
   Expenses reimbursed                                                     (479)
                                                                          -----
         Net expenses                                                       100
                                                                          -----
NET INVESTMENT INCOME                                                         5
                                                                          -----
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         71
                                                                          -----
Increase in net assets resulting from operations                          $  76
                                                                          =====

See accompanying notes to financial statements.

================================================================================

16  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited), and year ended March 31, 2013

--------------------------------------------------------------------------------

                                                               9/30/2013    3/31/2013
-------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $      5    $      18
   Net realized gain on investments                                   71           26
                                                                ---------------------
      Increase in net assets resulting from operations                76           44
                                                                ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (9)         (18)
   Net realized gains                                                  -          (10)
                                                                ---------------------
      Distributions to shareholders                                   (9)         (28)
                                                                ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      66,817      125,215
   Reinvested dividends                                                9           28
   Cost of shares redeemed                                       (61,315)    (135,356)
                                                                ---------------------
      Increase (decrease) in net assets from capital share
         transactions                                              5,511      (10,113)
                                                                ---------------------
   Net increase (decrease) in net assets                           5,578      (10,097)
NET ASSETS
   Beginning of period                                           177,326      187,423
                                                                ---------------------
   End of period                                                $182,904    $ 177,326
                                                                =====================
Overdistribution of net investment income:
   End of period                                                $     (4)   $       -
                                                                =====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    66,817      125,215
   Shares issued for dividends reinvested                              9           28
   Shares redeemed                                               (61,315)    (135,356)
                                                                ---------------------
      Increase (decrease) in shares outstanding                    5,511      (10,113)
                                                                =====================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular

================================================================================

18  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

    monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in

================================================================================

20  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

    the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At March, 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. Management fees are accrued daily and paid monthly as

================================================================================

22  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

    a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $289,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $91,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2013, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $116,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager may modify or terminate this arrangement at any time. For the six-month period ended September 30, 2013, the Fund incurred reimbursable expenses of $479,000, of which $11,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

24  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                             ---------------------------------------------------------------------------------------
                                 2013            2013           2012             2011          2010             2009
                             ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $   1.00        $   1.00       $   1.00         $   1.00      $   1.00         $   1.00
                             ---------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income           .00(a)          .00(a)         .00(a)           .00(a)        .00(a)           .02
  Net realized and
    unrealized gain               .00(a)          .00(a)           -              .00(a)        .00(a)           .00(a)
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                      .00(a)          .00(a)         .00(a)           .00(a)        .00(a)           .02
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.00)(a)        (.00)(a)       (.00)(a)         (.00)(a)      (.00)(a)         (.02)
  Realized capital gains            -            (.00)(a)       (.00)(a)         (.00)(a)      (.00)(a)         (.00)(a)
                             ---------------------------------------------------------------------------------------
Total distributions              (.00)(a)        (.00)(a)       (.00)(a)         (.00)(a)      (.00)(a)         (.02)
                             ---------------------------------------------------------------------------------------
Net asset value at end
  of period                  $   1.00        $   1.00       $   1.00         $   1.00      $   1.00         $   1.00
                             =======================================================================================
Total return (%)*                 .01(d)          .02(d)         .02(c),(d)       .01(d)        .22(b),(d)      1.61
Net assets at end of
  period (000)               $182,904        $177,326       $187,423         $193,392      $226,057         $255,858
Ratios to average
  net assets:**
  Expenses (%)(e)                 .11(d),(f)      .19(d)         .20(c),(d)       .35(d)        .50(b),(d)       .56
  Expenses, excluding
    reimbursements (%)(e)         .64(f)          .64            .64(c)           .61           .58(b)             -
  Net investment income (%)       .01(f)          .01            .02              .01           .20             1.57

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $180,859,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $6,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $20,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Effective November 2, 2009, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

EXPENSE EXAMPLE

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013, through September 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

26  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                  BEGINNING              ENDING            DURING PERIOD*
                                ACCOUNT VALUE        ACCOUNT VALUE        APRIL 1, 2013 -
                                APRIL 1, 2013      SEPTEMBER 30, 2013    SEPTEMBER 30, 2013
                               -----------------------------------------------------------
Actual                             $1,000.00            $1,000.10              $0.55

Hypothetical
 (5% return before expenses)        1,000.00             1,024.52               0.56

* Expenses are equal to the Fund's annualized expense ratio of 0.11%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2013, through September 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

ADVISORY AGREEMENT

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

28  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes the Fund, all other no-load and front-end load retail "other states" tax-exempt money market funds, and Connecticut, Ohio, and Pennsylvania tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was below the median of its expense group and its expense universe. The Board took

================================================================================

30  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed Fund expenses during the previous year.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional "other states" tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2012, was in the top 30% of its performance universe for the three-year period ended December 31, 2012, and was in the top 20% of its performance universe for the five-year period ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

32  | USAA VIRGINIA MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39606-1113                                (C)2013, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     11/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/02/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/02/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.